Commitments and Contingencies (Details)	Oct. 15, 2024 USD ($)	Oct. 11, 2024 USD ($) $ / shares	Oct. 11, 2024 EUR (€)	Oct. 11, 2024 PLN (zł)	Aug. 07, 2024 $ / shares shares	Jan. 31, 2024 EUR (€)	May 04, 2023 USD ($)	May 04, 2023 PLN (zł)	May 04, 2023 USD ($)	May 04, 2023 PLN (zł)	Oct. 14, 2024 USD ($)	Oct. 03, 2024 EUR (€)	Oct. 01, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 $ / shares
Commitments and Contingencies [Line Items]
Litigation claim settlement									$ 5,800,000	zł 24,980,589
Loss contingency							$ 6,800,000		$ 6,800,000
Unpaid claims							$ 5,800,000	zł 24,980,589
Legal and arbitration costs | €						€ 8,000,000
Restricted common stock (in Shares) | shares					200,000
Common stock per share (in Dollars per share) | $ / shares														$ 0.0001		$ 0.0001
Hover Wind-Powered Microgrid™ technology [Member]
Commitments and Contingencies [Line Items]
Percentage of interest					51.00%
Hover Energy, LLC [Member]
Commitments and Contingencies [Line Items]
Percentage of interest					49.00%
Common stock per share (in Dollars per share) | $ / shares					$ 10
Number of additional shares (in Shares) | shares					140,000
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Litigation claim settlement		$ 6,800,000		zł 27,488,299.5
Legal and arbitration costs	$ 5,000,000	$ 240,000	€ 156,114.84	zł 300,275.32
Ownership terms (in Euro) | €												€ 1
Contractual amount	$ 5,000,000
Settlement of payments											$ 276,796
Common stock per share (in Dollars per share) | $ / shares		$ 0.0001											$ 0.0001
Common Stock [Member] | Hover Energy, LLC [Member]
Commitments and Contingencies [Line Items]
Percentage of interest					100.00%
Forecast [Member] | Hover Energy, LLC [Member]
Commitments and Contingencies [Line Items]
Prepaid development fees															$ 500,000